TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2017
TRADE AND OTHER PAYABLES
Schedule of trade and other payables

	2017	2016
	$ million	$ million
Trade and other payables due within one year
Trade and other payables	873	807
Derivatives – forward foreign exchange, currency swaps and interest rate contracts	48	39
Acquisition consideration	36	38
	957	884
Other payables due after one year
Acquisition consideration	124	82
Other payables	4	–
	128	82